CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Current Assets:
Cash and cash equivalents (Note 4)	$ 72,436,128	$ 35,747,049
Receivable from sale of mining data (Note 3)	59,000,000	0
Marketable securities (Notes 5 and 6)	426,126	541,216
Deposits, advances and other	483,887	153,916
Total current assets	132,346,141	36,442,181
Property, plant and equipment, net (Note 7)	12,050,793	12,046,496
Total assets	144,396,934	48,488,677
Current Liabilities:
Convertible notes and interest notes (Note 11)	33,000,000	0
Income tax payable (Note 12)	15,847,604	0
Retention units payable (Note 10)	7,694,200	0
Contingent value rights (Notes 3 and 11)	1,931,654	0
Accounts payable and accrued expenses (Note 3)	3,703,725	691,409
Accrued interest	2,379	2,379
Total current liabilities	62,179,562	693,788
Convertible notes and interest notes (Note 11)	26,922,343	43,968,020
Contingent value rights (Notes 3 and 11)	0	1,012,491
Total liabilities	89,101,905	45,674,299
SHAREHOLDERS' EQUITY
Common shares	342,755,128	342,190,645
Contributed surplus (Note 11)	25,723,900	25,723,900
Stock options (Note 10)	21,848,395	17,353,725
Accumulated deficit	(335,360,477)	(382,897,065)
Accumulated other comprehensive income	328,083	443,173
Total shareholders' equity	55,295,029	2,814,378
Total liabilities and shareholders' equity	$ 144,396,934	$ 48,488,677